Income Tax (Details) - Schedule of reconciliation of statutory rate to YS Group's effective tax rate		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Reconciliation of Statutory Rate To Ys Groups Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions		(36.00%)	(18.26%)	(20.56%)
Effect of PRC preferential tax rate		8.72%	4.56%	(0.77%)
Effect of research and development expenses deduction and others		25.50%	33.20%	7.80%
Temporary differences	[1]	0.79%	4.88%	10.01%
Change in valuation allowance		(23.23%)	(44.47%)	(11.49%)
Effective tax rate		0.78%	4.91%	9.99%

[1]	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.